Employee Benefits Expenses (Details) - Schedule of Employee Benefits Expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Employee Benefits Expenses [Abstract]
Wages and salaries	S/ 162,252	S/ 165,530	S/ 138,675
Workers ‘profit sharing, note 12(b)	34,258	30,972	25,049
Social contributions	33,868	32,966	28,842
Legal bonuses	23,013	20,556	19,620
Vacations	22,226	18,481	18,032
Long-term incentive plan, note 12	7,632	8,272	9,763
Cessation payments	6,308	4,511	2,203
Training	1,332	2,307	1,408
Other	1,143	1,136	679
Total employee benefits expenses	S/ 292,032	S/ 284,731	S/ 244,271